STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

 June 30, 2016
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
 Attention:  Patrick Scott
Re:            Dreyfus Municipal Bond Opportunity Fund
              (Registration Nos:  33-7496 and 811-4764)

Ladies and Gentlemen:
On behalf of the above-referenced registrant (the "Fund"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 51 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add Class I and Class Y shares to the Fund.  The prospectus included in the Amendment is marked to show changes from the version filed as part of Post-Effective Amendment No. 48 to the Registration Statement on August 27, 2015, and the statement of additional information included in the Amendment is marked to show changes from the version filed pursuant to Rule 497 under the Securities Act on April 28, 2016.
Class I shares will not be subject to any front-end sales charge or contingent deferred sales charge, or to any distribution plan fees or shareholder services plan fees.  Class I shares will only be offered to institutional and other eligible investors.  The Fund's Class I shares will conform in all material respects to the Class I shares of other funds in the Dreyfus Family of Funds.
Class Y shares will not be subject to an initial sales charge or any service or distribution fees, and no contingent deferred sales charge will be imposed on redemptions of Class Y shares.  Neither the Fund, the Fund's investment adviser, The Dreyfus Corporation ("Dreyfus"), nor the Fund's distributor or their affiliates will make any shareholder servicing, sub-transfer agency, administrative or recordkeeping payments, nor will Dreyfus or the Fund's distributor or their affiliates provide any "revenue sharing" payments, with respect to Class Y shares.  The Fund's Class Y shares will conform in all material respects to the Class Y shares of other funds in the Dreyfus Family of Funds.
The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including Articles of Amendment, Articles Supplementary, a Rule 18f-3 plan and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.
Please telephone the undersigned at 212.806.5698, or Janna Manes of this office at 212.806.6141, if you have any questions.
Very truly yours,
/s/ Kirk Anderson
 Kirk Anderson
cc:            David Stephens
             Janna Manes

June 30, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
 Attention:  Patrick Scott
Re:            Dreyfus Municipal Bond Opportunity Fund
              (Registration Nos:  33-7496 and 811-4764)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:
•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Sincerely,
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND

By:  /s/ Jeff Prusnofsky
       Jeff Prusnofsky
       Vice President